Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Feb. 24, 2018	Feb. 24, 2018
Numerator:
Net income available to common stock shareholders	$ 41,394	$ 51,612
Denominator:
Weighted average common shares - basic (in shares)	70,582,573	70,576,744
Basic earnings per share from net income (in dollars per share)	$ 0.59	$ 0.73
Numerator:
Net income available to common stock shareholders	$ 41,394	$ 51,612
Denominator:
Weighted average common shares - basic (in shares)	70,582,573	70,576,744
Warrant conversion (in shares)	3,202,726	2,000,021
Restricted stock units (in shares)	46,908	28,940
Weighted average common shares - diluted (in shares)	73,832,207	72,605,705
Diluted earnings per share from net income (in dollars per share)	$ 0.56	$ 0.71